INCOME TAXES - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Valuation Allowance [Roll Forward]
Opening balance	$ 182,851	$ 164,848
Additions during the year	36,162	18,003
Ending balance	$ 219,013	$ 182,851